JPMorgan Tax Aware Real Return Fund Investment Objectives and Goals - A C I Shares [Member] - JPMorgan Tax Aware Real Return Fund	Oct. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Class/Ticker: A/TXRAX; C/TXRCX; I/TXRIX
Objective [Heading]	What is the goal of the Fund?
Objective, Primary [Text Block]	The Fund seeks to maximize after-tax inflation protected return.